                  SELECT DIMENSIONS VARIABLE ANNUITY (SERIES I)
                             SEPARATE ACCOUNT THREE
                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

     SUPPLEMENT DATED SEPTEMBER 20, 2002 TO THE PROSPECTUS DATED MAY 1, 2002

Effective September 19, 2002, in the table under "Hartford Ratings" in the "General Contract Information" section of the prospectus, the information for Ratings Agency "Fitch" is deleted and replaced with the following:

                       EFFECTIVE DATE
 RATINGS AGENCY           OF RATING          RATING          BASIS OF RATING
--------------------------------------------------------------------------------
     Fitch                 9/19/02             AA         Claims paying ability





  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.


HV-4112
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